Basis of Presentation - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015	Mar. 31, 2018	Dec. 21, 2016	Nov. 30, 2016	Feb. 10, 2014	Jan. 20, 2014
Organization And Description Of Business [Line Items]
Net (loss) income		$ 4,928,000	$ 5,438,000	$ (8,632,000)
Estimated capital expenditures		13,900,000
Estimated capital expenditures, fiscal 2018		8,100,000
Senior secured revolving credit facility reserve		6,000,000
Bank indebtedness		70,434,000	62,431,000
Senior secured credit facility	$ 110,000,000
Senior secured revolving credit facility, excess availability		14,600,000	16,200,000
Senior secured revolving credit facility, seasonal availability block								$ 5,000,000	$ 12,500,000
Minimum excess availability	$ 8,000,000	30,000,000
Senior secured revolving credit facility, increase or decrease		$ 41,000
Store [Member]
Organization And Description Of Business [Line Items]
Percentage of leases require capital expenditure for renewal		27.00%
Leases renewal term		2 years
Percentage of leases require capital expenditure		23.00%
Senior Secured Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Senior secured credit facility		$ 110,000,000
Senior secured revolving credit facility, excess availability		$ 14,600,000	$ 16,200,000
Secured credit facility description	In December 2016, the Company executed an amendment to the terms of its $110.0 million senior secured revolving credit facility to extend the maturity, which was set to expire on August 22, 2017. The term of the senior secured revolving credit facility now expires on the earlier to occur of (a) December 21, 2021 or (b) the date that is 91 days prior to the maturity date then in effect with respect to the senior secured term loan debt.	In December 2016, the Company executed an amendment to the terms of its $110.0 million senior secured revolving credit facility to extend the maturity, which was set to expire on August 22, 2017. The term of the senior secured revolving credit facility now expires on the earlier to occur of (a) December 21, 2021 or (b) the date that is 91 days prior to the maturity date then in effect with respect to the senior secured term loan debt.
Senior Secured Revolving Credit Facility [Member] | Minimum [Member]
Organization And Description Of Business [Line Items]
Senior secured revolving credit facility reserve		$ 6,000,000				$ 8,000,000
Senior Secured Revolving Credit Facility [Member] | Minimum [Member] | Scenario, Forecast [Member]
Organization And Description Of Business [Line Items]
Senior secured revolving credit facility reserve					$ 6,000,000
Senior Secured Term Loan [Member]
Organization And Description Of Business [Line Items]
Senior secured credit facility	$ 28,000,000						$ 33,000,000
Line of Credit Facility Expiration Date	May 21, 2021	May 21, 2021
Senior Secured Revolving Credit Facility and Senior Secured Term Loan [Member]
Organization And Description Of Business [Line Items]
Secured credit facility description		The amendments to the senior secured revolving credit facility and the senior secured term loan also include a reduction to the minimum adjusted EBITDA levels and reduce the seasonal availability blocks imposed from December 20th to January 20th of each year from $12.5 million to $11.5 million and from January 21st to February 10th from $5.0 million to $4.0 million. Failure to meet the minimum adjusted EBITDA covenant (calculated on a twelve-month rolling basis as defined in the agreement) in the event that excess availability falls below $6.0 million for any five consecutive business days is considered an event of default under the amended agreements, that could result in the outstanding balances borrowed under the Company’s senior secured term loan and senior secured revolving credit facility becoming due immediately, which would result in cross defaults on the Company’s other borrowings.
Secured credit facility		$ 6,000,000
Senior secured revolving credit facility, seasonal availability block								5,000,000	12,500,000
Minimum excess availability		$ 6,000,000					$ 8,000,000
Senior Secured Revolving Credit Facility and Senior Secured Term Loan [Member] | As Amended [Member]
Organization And Description Of Business [Line Items]
Senior secured revolving credit facility, seasonal availability block								$ 4,000,000	$ 11,500,000